Employee benefits - Summary of Sensitivity Analysis for Pension and Post Retirement Medical Plans (Detail) - Pension and post retirement medical plans [Member] ₨ in Millions	Mar. 31, 2021 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on defined benefit obligation, due to increase in assumption	₨ 1,416.9
Impact on defined benefit obligation, due to decrease in assumption	1,035.5
Impact on service cost and interest cost, due to increase in assumption	1,373.0
Impact on service cost and interest cost, due to decrease in assumption	₨ 1,185.2
Salary escalation rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on defined benefit obligation, due to increase in assumption	₨ 1,100.1
Impact on defined benefit obligation, due to decrease in assumption	978.2
Impact on service cost and interest cost, due to increase in assumption	1,065.5
Impact on service cost and interest cost, due to decrease in assumption	₨ 956.7
Health care cost [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on defined benefit obligation, due to increase in assumption	₨ 211.5
Impact on defined benefit obligation, due to decrease in assumption	178.7
Impact on service cost and interest cost, due to increase in assumption	224.9
Impact on service cost and interest cost, due to decrease in assumption	₨ 152.6